Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Shareholders' Equity [Abstract]
Change in fair value of derivatives, deferred tax expense (benefit)	$ 600	$ 700	$ 300
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)		(1)	(19)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 200	$ 100	$ 200